LOANS, NET, Direct Loans, Net (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Direct loans [Abstract]
Loans	S/ 120,621,183	S/ 115,213,536
Leasing receivables	6,446,450	5,775,917
Credit cards	5,626,026	5,629,189
Factoring receivables	3,572,697	2,153,689
Discounted notes	2,718,321	1,483,723
Advances and overdrafts in current account	69,238	52,807
Refinanced loans	1,800,465	1,669,395
Total direct loans	140,854,380	131,978,256
Internal overdue loans and under legal collection loans	5,562,439	4,685,569
Direct loans including internal overdue loans and under legal collection loans	146,416,819	136,663,825
Add (less) [Abstract]
Accrued interest	1,280,262	1,197,489
Unearned interest	(99,669)	(201,429)
Total direct loans	147,597,412	137,659,885
Expected loss provision for direct loans	(8,477,308)	(9,898,760)
Total loans, net	S/ 139,120,104	S/ 127,761,125
MiBanco [Member]
Direct Loans, Net [Abstract]
Debt reprogramming rate	5.30%	15.30%
Bcp and MiBanco [Member]
Direct Loans, Net [Abstract]
Loans portfolio rescheduled	S/ 20,961,100	S/ 24,813,200
Bcp and MiBanco [Member] | Minimum [Member]
Direct Loans, Net [Abstract]
Term of loans rescheduled	30 days
Bcp and MiBanco [Member] | Maximum [Member]
Direct Loans, Net [Abstract]
Term of loans rescheduled	90 days
BCP Stand-Alone [Member]
Direct Loans, Net [Abstract]
Debt reprogramming rate	34.00%	20.80%
Pyme and Consumer Loans [Member]
Direct Loans, Net [Abstract]
Debt reprogramming rate	11.40%	33.50%
Reactiva Peru Program [Member]
Direct Loans, Net [Abstract]
Loans granted	S/ 18,404,600	S/ 24,286,500
Loans portfolio rescheduled	7,539,900
Fae Mype1 [Member] | MiBanco [Member]
Direct Loans, Net [Abstract]
Loans granted	14,800	79,900
Fae Mype2 [Member] | MiBanco [Member]
Direct Loans, Net [Abstract]
Loans granted	209,900	S/ 273,600
Loans portfolio rescheduled	S/ 55,900